FINANCIAL INSTRUMENTS (Notes)	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS
FCX does not purchase, hold or sell derivative financial instruments unless there is an existing asset or obligation, or it anticipates a future activity that is likely to occur and will result in exposure to market risks, which FCX intends to offset or mitigate. FCX does not enter into any derivative financial instruments for speculative purposes, but has entered into derivative financial instruments in limited instances to achieve specific objectives. These objectives principally relate to managing risks associated with commodity price changes, foreign currency exchange rates and interest rates.

Commodity Contracts.  From time to time, FCX has entered into derivatives contracts to hedge the market risk associated with fluctuations in the prices of commodities it purchases and sells. As a result of the acquisition of the oil and gas business in 2013, FCX assumed a variety of crude oil and natural gas commodity derivatives to hedge the exposure to the volatility of crude oil and natural gas commodity prices. Derivative financial instruments used by FCX to manage its risks do not contain credit risk-related contingent provisions. As of December 31, 2015 and 2014, FCX had no price protection contracts relating to its mine production. A discussion of FCX’s derivative contracts and programs follows.

Derivatives Designated as Hedging Instruments – Fair Value Hedges
Copper Futures and Swap Contracts. Some of FCX’s U.S. copper rod customers request a fixed market price instead of the COMEX average copper price in the month of shipment. FCX hedges this price exposure in a manner that allows it to receive the COMEX average price in the month of shipment while the customers pay the fixed price they requested. FCX accomplishes this by entering into copper futures or swap contracts. Hedging gains or losses from these copper futures and swap contracts are recorded in revenues. FCX did not have any significant gains or losses during the three years ended December 31, 2015, resulting from hedge ineffectiveness. At December 31, 2015, FCX held copper futures and swap contracts that qualified for hedge accounting for 64 million pounds at an average contract price of $2.29 per pound, with maturities through September 2017.

A summary of (losses) gains recognized in revenues for derivative financial instruments related to commodity contracts that are designated and qualify as fair value hedge transactions, along with the unrealized gains (losses) on the related hedged item for the years ended December 31 follows:

	2015	2014	2013
Copper futures and swap contracts:
Unrealized (losses) gains:
Derivative financial instruments	$(3)	$(12)	$1
Hedged item – firm sales commitments	3	12	(1)

Realized losses:
Matured derivative financial instruments	(34)	(9)	(17)

Derivatives Not Designated as Hedging Instruments
Embedded Derivatives. As described in Note 1 under “Revenue Recognition,” certain FCX copper concentrate, copper cathode and gold sales contracts provide for provisional pricing primarily based on the LME copper price or the COMEX copper price and the London gold price at the time of shipment as specified in the contract. Similarly, FCX purchases copper under contracts that provide for provisional pricing. Mark-to-market price fluctuations from these embedded derivatives are recorded through the settlement date and are reflected in revenues for sales contracts and in cost of sales as production and delivery costs for purchase contracts. Mark-to-market price fluctuations associated with embedded derivatives for discontinued operations, which were minimal, are included in discontinued operations for all periods presented in these financial statements. A summary of FCX’s embedded derivatives at December 31, 2015, follows:

	Open	Average Price Per Unit		Maturities
	Positions	Contract	Market	Through
Embedded derivatives in provisional sales contracts:
Copper (millions of pounds)	693	$2.23	$2.14	July 2016
Gold (thousands of ounces)	215	1,071	1,062	March 2016
Embedded derivatives in provisional purchase contracts:
Copper (millions of pounds)	99	2.16	2.14	April 2016

Crude Oil and Natural Gas Contracts. As a result of the acquisition of the oil and gas business, FCX had derivative contracts that consisted of crude oil options, and crude oil and natural gas swaps. These derivatives were not designated as hedging instruments and were recorded at fair value with the mark-to-market gains and losses recorded in revenues. The crude oil options were entered into by PXP to protect the realized price of a portion of expected future sales in order to limit the effects of crude oil price decreases. The remaining contacts matured in 2015, and FCX had no outstanding crude oil or natural gas derivative contracts as of December 31, 2015.

Copper Forward Contracts. Atlantic Copper, FCX's wholly owned smelting and refining unit in Spain, enters into copper forward contracts designed to hedge its copper price risk whenever its physical purchases and sales pricing periods do not match. These economic hedge transactions are intended to hedge against changes in copper prices, with the mark-to-market hedging gains or losses recorded in cost of sales. At December 31, 2015, Atlantic Copper held net copper forward purchase contracts for six million pounds at an average contract price of $2.10 per pound, with maturities through February 2016.

Summary of (Losses) Gains. A summary of the realized and unrealized (losses) gains recognized in (loss) income before income taxes and equity in affiliated companies’ net (losses) earnings for commodity contracts that do not qualify as hedge transactions, including embedded derivatives, for the years ended December 31 follows:

	2015	2014		2013
Embedded derivatives in provisional copper and gold
sales contracts[a]	$(406)	$(280)		$(115)
Crude oil options and swaps[a]	87	513		(344)
Natural gas swaps[a]	—	(8)	—	10
Copper forward contracts[b]	(15)	(4)		3

a.	Amounts recorded in revenues.

b.	Amounts recorded in cost of sales as production and delivery costs.

Unsettled Derivative Financial Instruments
A summary of the fair values of unsettled commodity derivative financial instruments follows:

	December 31,
	2015	2014
Commodity Derivative Assets:
Derivatives designated as hedging instruments:
Copper futures and swap contracts[a]	$1	$—
Derivatives not designated as hedging instruments:
Embedded derivatives in provisional copper and gold
sales/purchase contracts	19	15
Crude oil options[b]	—	316
Total derivative assets	$20	$331

Commodity Derivative Liabilities:
Derivatives designated as hedging instruments:
Copper futures and swap contracts[a]	$11	$7
Derivatives not designated as hedging instruments:
Embedded derivatives in provisional copper and gold
sales/purchase contracts	81	91
Total derivative liabilities	$92	$98

a.	FCX had paid $10 million to brokers at December 31, 2015 and 2014, for margin requirements (recorded in other current assets).

b.	Includes $210 million at December 31, 2014, for deferred premiums and accrued interest.

FCX's commodity contracts have netting arrangements with counterparties with which the right of offset exists, and it is FCX's policy to offset balances by counterparty on the balance sheet. FCX's embedded derivatives on provisional sales/purchases are netted with the corresponding outstanding receivable/payable balances. A summary of these unsettled commodity contracts that are offset in the balance sheet follows:

	Assets at December 31,		Liabilities at December 31,
	2015	2014	2015	2014

Gross amounts recognized:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	$19	$15	$81	$91
Crude oil derivatives	—	316	—	—
Copper derivatives	1	—	11	7
	20	331	92	98

Less gross amounts of offset:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	5	1	5	1
Crude oil derivatives	—	—	—	—
Copper derivatives	1	—	1	—
	6	1	6	1

Net amounts presented in balance sheet:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	14	14	76	90
Crude oil derivatives	—	316	—	—
Copper derivatives	—	—	10	7
	$14	$330	$86	$97

Balance sheet classification:
Trade accounts receivable	$9	$5	$51	$56
Other current assets	—	316	—	—
Accounts payable and accrued liabilities	5	9	35	41
	$14	$330	$86	$97

Credit Risk.  FCX is exposed to credit loss when financial institutions with which FCX has entered into derivative transactions (commodity, foreign exchange and interest rate swaps) are unable to pay. To minimize the risk of such losses, FCX uses counterparties that meet certain credit requirements and periodically reviews the creditworthiness of these counterparties. FCX does not anticipate that any of the counterparties it deals with will default on their obligations. As of December 31, 2015, the maximum amount of credit exposure associated with derivative transactions was $45 million.

Other Financial Instruments.  Other financial instruments include cash and cash equivalents, accounts receivable, restricted cash, investment securities, legally restricted funds, accounts payable and accrued liabilities, dividends payable and long-term debt. The carrying value for cash and cash equivalents (which included time deposits of $34 million at December 31, 2015, and $48 million at December 31, 2014), accounts receivable, restricted cash, accounts payable and accrued liabilities, and dividends payable approximates fair value because of their short-term nature and generally negligible credit losses (refer to Note 15 for the fair values of investment securities, legally restricted funds and long-term debt).